Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Fidelity SAI Municipal Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Municipal Money Market Fund
Class Name	Fidelity® SAI Municipal Money Market Fund
Trading Symbol	FMQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Municipal Money Market Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Municipal Money Market Fund	$ 4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 44,310,665
Holdings Count | shares	1
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$44,310,665
Number of Holdings	1

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 99.8 Net Other Assets (Liabilities) 100.0 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - 100.0